PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Sensitivity Analysis on Defined Benefit Obligations (Details) - Actuarial assumption of discount rates € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.50% increase in discount rates	€ (76)
0.50% decrease in discount rates	82
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.50% increase in discount rates	(10)
0.50% decrease in discount rates	10
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.50% increase in discount rates	(9)
0.50% decrease in discount rates	11
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.50% increase in discount rates	(25)
0.50% decrease in discount rates	26
United States
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.50% increase in discount rates	(32)
0.50% decrease in discount rates	€ 35